AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Gross Unrealized Losses and Fair Value of Available-for-Sale Fixed Maturity Securities (Details) $ in Millions	Jun. 30, 2024 USD ($) position	Dec. 31, 2023 USD ($) position
Number of Issues
Less than 12 months | position	2,466	1,222
12 months or more | position	1,733	1,191
Number of Issues | position	4,199	2,413
Gross Unrealized Losses
Less than 12 months	$ (186)	$ (153)
12 months or more	(759)	(582)
Gross Unrealized Losses	(945)	(735)
Fair Value
Less than 12 months	9,203	3,756
12 months or more	8,951	9,443
Fair Value	$ 18,154	$ 13,199
U.S. treasury and government
Number of Issues
Less than 12 months | position	88	10
12 months or more | position	34	29
Number of Issues | position	122	39
Gross Unrealized Losses
Less than 12 months	$ 0	$ 0
12 months or more	(39)	(36)
Gross Unrealized Losses	(39)	(36)
Fair Value
Less than 12 months	131	29
12 months or more	105	92
Fair Value	$ 236	$ 121
U.S. states and political subdivisions
Number of Issues
Less than 12 months | position	213	208
12 months or more | position	162	106
Number of Issues | position	375	314
Gross Unrealized Losses
Less than 12 months	$ (11)	$ (3)
12 months or more	(14)	(14)
Gross Unrealized Losses	(25)	(17)
Fair Value
Less than 12 months	303	217
12 months or more	305	288
Fair Value	$ 608	$ 505
Foreign governments
Number of Issues
Less than 12 months | position	30	24
12 months or more | position	39	25
Number of Issues | position	69	49
Gross Unrealized Losses
Less than 12 months	$ (9)	$ (3)
12 months or more	(21)	(13)
Gross Unrealized Losses	(30)	(16)
Fair Value
Less than 12 months	290	129
12 months or more	150	56
Fair Value	$ 440	$ 185
Corporate debt securities
Number of Issues
Less than 12 months | position	1,459	863
12 months or more | position	1,366	917
Number of Issues | position	2,825	1,780
Gross Unrealized Losses
Less than 12 months	$ (130)	$ (137)
12 months or more	(652)	(470)
Gross Unrealized Losses	(782)	(607)
Fair Value
Less than 12 months	4,728	3,088
12 months or more	7,762	8,357
Fair Value	$ 12,490	$ 11,445
Residential mortgage-backed securities
Number of Issues
Less than 12 months | position	161	16
12 months or more | position	35	18
Number of Issues | position	196	34
Gross Unrealized Losses
Less than 12 months	$ (4)	$ (1)
12 months or more	(4)	(3)
Gross Unrealized Losses	(8)	(4)
Fair Value
Less than 12 months	133	42
12 months or more	75	64
Fair Value	$ 208	$ 106
Commercial mortgage-backed securities
Number of Issues
Less than 12 months | position	138	32
12 months or more | position	40	55
Number of Issues | position	178	87
Gross Unrealized Losses
Less than 12 months	$ (17)	$ (8)
12 months or more	(20)	(23)
Gross Unrealized Losses	(37)	(31)
Fair Value
Less than 12 months	879	104
12 months or more	217	262
Fair Value	$ 1,096	$ 366
Collateralized debt securities
Number of Issues
Less than 12 months | position	377	69
12 months or more | position	57	41
Number of Issues | position	434	110
Gross Unrealized Losses
Less than 12 months	$ (15)	$ (1)
12 months or more	(9)	(23)
Gross Unrealized Losses	(24)	(24)
Fair Value
Less than 12 months	2,739	147
12 months or more	337	324
Fair Value	$ 3,076	$ 471